Employee Benefit Plans - Reconciliation to Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Fair value of plan assets start of year	$ (11,027)	$ (11,142)	$ (10,108)
Projected benefit obligation start of year	14,904	14,143	11,867
Surplus/deficit start of year	3,877	3,001	1,759
Opening balance sheet liability / (asset) (funded status)	3,877	3,001	1,759
Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	14,904	14,143	11,867
Net service cost	357	225	237
Interest expense	175	214	279
Plan participant contributions	150	118	98
Net benefits paid to participants	154	177	(100)
Prior service costs			(19)
Actuarial losses / (gains)	(235)	1,067	606
Acquisitions	138
Currency translation adjustment	2,217	(1,040)	1,175
Projected benefit obligation at end of year	17,860	14,904	14,143
Reconciliation of plan assets during year
Fair value of plan assets at start of year	(11,027)	(11,142)	(10,108)
Employer contributions paid over the year	(280)	(218)	(184)
Plan participant contributions	(150)	(118)	(98)
Net benefits paid to participants	(154)	(184)	78
Expected return on plan assets	(370)	(326)	(311)
Actuarial (gain) / loss on assets	255	115	501
Currency translation adjustment	(1,632)	846	(1,020)
Fair value of plan assets at start of year	(13,358)	(11,027)	(11,142)
Reconciliation to balance sheet end of year
Fair value of plan assets end of year	(13,358)	(11,027)	(11,142)
Defined benefit obligation - funded plans end of year	17,860	14,904	14,143
Surplus/deficit end of year	4,502	3,877	3,001
Closing balance sheet liability / (asset) (funded status)	$ 4,502	$ 3,877	$ 3,001